Shareholders' equity (Details)	3 Months Ended				12 Months Ended
	Mar. 31, 2021 USD ($) Vote $ / shares shares	Aug. 31, 2020 USD ($) $ / shares	May 31, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Vote $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common shares, authorized	50,000,000				50,000,000	1,000
Common shares, par value | $ / shares	$ 0.001				$ 0.001	$ 0.001
Number of shares issued during period	818,000
Price per share | $ / shares	$ 25	$ 25	$ 5.00		$ 0.01
Proceeds from issuance of common shares | $	$ 20,450,000	$ 20,000,000	$ 5,292,500		$ 133,754
Common shares, shares issued	16,051,884				15,233,884	0
Common shares, shares outstanding	16,051,884				15,233,884	0
Number of votes per share | Vote	1				1
Cash dividend declared | $	$ 0				$ 0
Cash dividend paid | $				$ 0		$ 0
Deposits | $	$ 1,060,067
Stock options
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period	18,000
Warrants
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued during period	800,000